Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Current assets
Cash	$ 28,661	$ 38,997	$ 1,365
Bonds and money market funds	11,964	9,691	16,524
Trade and other receivables	10,116	10,952	7,553
Inventories	20,929	11,084	7,244
Prepaid expenses and deposits	3,874	1,595	785
Derivative financial assets	637	1,287	1,120
Total current assets	76,181	73,606	34,591
Non-current assets
Bonds and money market funds	619	5,200	7,653
Property and equipment	1,071	101	48
Intangible assets	27,480	15,121	16,888
Other asset	12,204	17,088
Total non-current assets	41,374	37,510	24,589
Total assets	117,555	111,116	59,180
Current liabilities
Accounts payable and accrued liabilities	31,173	25,830	17,997
Provisions	2,484	1,014	584
Current portion of long-term obligations	3,417		3,627
Deferred revenue	70	27
Total current liabilities	37,144	26,871	22,208
Non-current liabilities
Long-term obligations	4,570		3,524
Convertible unsecured senior notes	50,741	49,233
Other liabilities	266
Total non-current liabilities	55,577	49,233	3,524
Total liabilities	92,721	76,104	25,732
Equity
Share capital	287,035	286,828	281,743
Equity component of convertible unsecured senior notes	4,457	4,457
Contributed surplus	10,783	8,788	12,389
Deficit	(277,462)	(264,966)	(260,604)
Accumulated other comprehensive income (loss)	21	(95)	(80)
Total equity	24,834	35,012	33,448
Total liabilities and equity	$ 117,555	$ 111,116	$ 59,180